Note 5 - Acquisition-Related Items (Tables)	12 Months Ended
Dec. 31, 2013
Business Combination Disclosure Acquisition Related Items [Abstract]

	2013	2012	2011

Contingent consideration compensation expense	$6,181	$5,096	$2,819
Contingent consideration fair value adjustments	1,801	3,645	969
Transaction costs	3,336	5,032	861
Reclassification from accumulated other comprehensive loss	-	2,553	-
Gain on revaluation of previously held equity investment (note 3)	(820)	-	-
	$10,498	$16,326	$4,649